Paycheck Protection Program Loan (Details) - Archer Aviation Inc - USD ($) $ in Thousands	Sep. 06, 2020	Jun. 11, 2020	Dec. 31, 2020	Apr. 09, 2020	Dec. 31, 2019
Paycheck Protection Program Loan [Line ltems]
Notes payable			$ 260		$ 0
Outstanding balance			645		$ 0
PPP Loan
Paycheck Protection Program Loan [Line ltems]
Proceeds from loan			$ 905	$ 905
Interest rate			0.98%	0.98%
Deferral period	6 months
Notes payable			$ 260
Outstanding balance			$ 645
SBA
Paycheck Protection Program Loan [Line ltems]
Deferral period		10 months